Financing Income (Expenses), Net	12 Months Ended
Dec. 31, 2022
Financing Income (Expenses), Net [Abstract]
Financing income (expenses), net

Note 15 - Financing income (expenses), net

A.	Components of the financing expenses

	Year ended December 31,
	2022	2021	2020
Adjustment to liability in respect of government grants (1)	(86)	(31)	(56)
Interest in respect of shareholders loans (2)	-	-	(28)
Issuance costs allocated to warrant liability (3)	(723)	-	-
Interest in respect of leasing liability (4)	(43)	(61)	(33)
Exchange rate differentials, bank commissions and miscellaneous	-	(136)	-
Total	(852)	(228)	(117)

(1)	See Note 10 above.

(2)	In January 2020, the Company signed a loan agreement with various shareholders whereby they would grant a loan to the Company in an aggregate amount of NIS 682, at annual interest of between 4.67% - 6%, for a period of 45 days. In June 2020, the Company repaid the loans, plus interest that was added from the date of receipt of the loans. Accordingly, during the year ended December 31, 2020, the Company recorded interest expenses in an amount of NIS 28.

(3)	See Note 12C8 below.

(4)	See Note 8 above.

B.	Components of the financing income

	Year ended December 31,
	2022	2021	2020
Revaluation of liability in respect of a price protection mechanism (1)(2)	-	-	667
Revaluation of liability in respect of a Bridge Investment (3)	-	-	3,240
Revaluation of derivative warrant liability (See Note 12C8)	2,954	-	-
Exchange differences	2,060	-	-
Interest in respect of bank deposits	85	3	-
Total	5,099	3	3,907

(1)	See Note 12C2 above.

(2)	Further to the information presented in Note 12C2 above, the Company undertook toward the Service Provider that in the event that the shares of the Company are not listed for trade on the Tel Aviv Stock Exchange after the passage of a period of 18 months following the signing of the agreement nor are they traded at that time on that exchange, the Service Provider will be permitted to notify the Company in writing that the Company will have to pay him an amount equal to NIS 2,475 in lieu of the shares to be held by him, within 90 days following such notification or, alternatively, to find a buyer for the shares of the Company held by the service provider pursuant to the terms of the agreement (a “Liability in respect of a price protection mechanism”). Taking into consideration the date of realization of the Liability in respect of a price protection mechanism, the liability in respect thereof was classified as a financial liability measured at fair value through profit and loss pursuant to the provisions of IFRS 9, Financial Instruments.

The Company estimated the fair value of the Liability in respect of a price protection mechanism, based on a valuation performed by an independent external appraiser, under which the fair value of the Liability in respect of a price protection mechanism was estimated at NIS 67 as of December 31, 2019. It is noted that upon the completion of the Israeli IPO (see Note 12C4 above), the Liability in respect of the price protection mechanism expired and, accordingly, an amount of NIS 67 was carried to the financing item in profit and loss.

(3)	During the years 2017 - 2020, the Company entered into bridge investment agreements with several current and new investors, under which the Company raised an amount of US$4,314 (NIS 15,443) (the “Bridge Investments”). The Bridge Investments were non-interest bearing and it was determined that Bridge Investments would be settled by way of conversion into shares of the Company pursuant to conversion scenarios, as defined in the Bridge Investment agreements.

In addition, it was stipulated that upon the occurrence of “defined events”, some of which are not under the complete control of the Company, as defined in the agreements, including events relating to a material worsening of the business affairs of the Company and subject to the fact that the investors did not decide otherwise, the Company will have to repay in cash to the investors the amount of their original investment. In addition, as part of the agreements signed in the years 2018 - 2019, the Company granted to some of the investors the right to participate in a fundraising round as part of an investment that awards a discount of 25% off the share price to be determined in the fundraising and at a volume equal to the amount of their investment as part of the Bridge Investments (the “Investment Option”).

B.	Components of the financing expenses (Cont.)

Pursuant to the provisions of IFRS standards, a financial instrument that may require the issuer to transfer cash under circumstances that are beyond the control of the issuer constitute a financial liability ,unless the realization is not realistic or it will be required only upon the occurrence of the liquidation of the issuer. In such a case, since some of the events that may constitute a trigger to the payment would not lead to the final liquidation of the Company, the commitment of the Company toward the investors met the definition of a financial liability. In addition, taking into consideration the various payment alternatives of the liability and the embedded derivatives as part thereof (the conversion possibilities), the Company elected to designate the liability for measurement in its entirety at fair value through profit and loss.

In addition, it was stipulated that the Investment Option, which granted the investors the option to participate in future rounds of fundraising under circumstances that are under the control of the Company, constitutes an equity instrument. Notwithstanding, as part of the valuation work which was carried out by an independent third-party appraiser at the effective dates of the Bridge Investment, no consideration was left for allocation to the Investment Option. The fair value measurement of the liability in respect of the Bridge Investment was classified to level 3 in the fair value hierarchy, using a scenario model. Accordingly, during the year ended December 31, 2020, the Company recorded revaluation income in respect of the liability for the bridging investment in amounts of NIS 3,240.

In February 2020, a private placement that does not meet the definition of a qualifying investment (according to the terms of the Bridge Investment) was completed. Therefore, in April 2020, Bridge Investments whose value at the time amounted to NIS 15,392 were converted into 1,560,182 ordinary shares of the Company, par value NIS 0.01, at a conversion price of US$2.7065 per share that reflected a 25% discount of the effective share price which was derived from an equity fundraising round that took place in February 2020 as part of a private placement (the fundraising round of the Mor investment). See also Note 12C2 above.